MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.9%
Aerospace & Defense — 0.2%
TransDigm Group, Inc. (United States)(a)	1,258	$728,621
Air Freight & Logistics — 0.4%
FedEx Corp. (United States)	5,688	1,630,067
Automobiles — 3.7%
Ford Motor Co. (United States)*	92,816	842,769
Tesla, Inc. (United States)*	22,275	12,643,290
		13,486,059
Beverages — 0.3%
Monster Beverage Corp. (United States)*	11,617	984,889
Biotechnology — 2.0%
Amgen, Inc. (United States)	12,782	2,838,115
Biogen, Inc. (United States)*	3,490	838,193
Gilead Sciences, Inc. (United States)	29,305	1,777,935
Seagen, Inc. (United States)*	3,623	617,033
Vertex Pharmaceuticals, Inc. (United States)*	5,777	1,315,712
		7,386,988
Capital Markets — 1.1%
CME Group, Inc. (United States)	8,145	1,425,619
Intercontinental Exchange, Inc. (United States)	12,652	1,334,913
Moody's Corp. (United States)	4,059	1,146,018
		3,906,550
Chemicals — 0.8%
Ecolab, Inc. (United States)(a)	6,451	1,433,090
Sherwin-Williams Co., (The) (United States)	1,795	1,341,996
		2,775,086
Commercial Services & Supplies — 0.7%
Cintas Corp. (United States)	2,265	804,755
Copart, Inc. (United States)*	5,087	587,294
Waste Management, Inc. (United States)	9,686	1,153,893
		2,545,942
Diversified Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B (United States)*	54,521	12,480,402
Electric Utilities — 0.9%
NextEra Energy, Inc. (United States)	44,483	3,273,504
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc. (United States)	16,615	621,733
Entertainment — 3.9%
Activision Blizzard, Inc. (United States)	17,736	1,409,657
Electronic Arts, Inc. (United States)(a)	6,452	824,243
Netflix, Inc. (United States)*	9,802	4,809,842
Roku, Inc. (United States)*	2,760	810,253
Walt Disney Co., (The) (United States)	41,689	6,170,389
		14,024,384
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp. (United States)	10,031	2,319,167
Crown Castle International Corp. (United States)	9,128	1,529,579
Equinix, Inc. (United States)	1,947	1,358,597
		5,207,343
Food & Staples Retailing — 1.0%
Costco Wholesale Corp. (United States)	9,685	3,794,292
Food Products — 0.2%
McCormick & Co., Inc. (United States)	2,974	556,079
Health Care Equipment & Supplies — 1.7%
Align Technology, Inc. (United States)*	1,764	848,995
Becton Dickinson and Co. (United States)	6,558	1,540,081
DexCom, Inc. (United States)*	2,100	671,328
IDEXX Laboratories, Inc. (United States)*	1,822	839,906
Intuitive Surgical, Inc. (United States)*	2,437	1,769,384
ResMed, Inc. (United States)	3,270	685,392
		6,355,086
Health Care Providers & Services — 3.0%
CVS Health Corp. (United States)	30,084	2,039,394
HCA Healthcare, Inc. (United States)*	7,712	1,157,648
McKesson Corp. (United States)	3,693	664,408
UnitedHealth Group, Inc. (United States)	20,818	7,001,926
		10,863,376
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A (United States)*	3,314	917,547
Hotels, Restaurants & Leisure — 1.2%
Chipotle Mexican Grill, Inc. (United States)*	613	790,421
Marriott International, Inc., Class A (United States)*	7,235	917,904
Starbucks Corp. (United States)	26,164	2,564,595
		4,272,920
Industrial Conglomerates — 0.9%
3M Co. (United States)	13,234	2,285,909
Roper Technologies, Inc. (United States)(a)	2,311	986,797
		3,272,706
Insurance — 0.2%
Aflac, Inc. (United States)	16,208	712,017
Interactive Media & Services — 12.7%
Alphabet, Inc., Class C (United States)*	15,116	26,615,346
Facebook, Inc., Class A (United States)*	61,628	17,069,107
Match Group, Inc. (United States)*	5,614	781,525
Pinterest, Inc., Class A (United States)*	12,115	848,292
Twitter, Inc. (United States)*	16,103	748,951
		46,063,221
Internet & Direct Marketing Retail — 10.2%
Amazon.com, Inc. (United States)*	10,753	34,065,934
Booking Holdings, Inc. (United States)*	905	1,835,748
eBay, Inc. (United States)	14,998	756,349
Wayfair, Inc., Class A (United States)*(a)	2,259	574,599
		37,232,630
IT Services — 7.6%
Cognizant Technology Solutions Corp., Class A (United States)	11,903	929,981
Mastercard, Inc., Class A (United States)	22,170	7,460,427
Okta, Inc. (United States)*(a)	2,828	692,973
PayPal Holdings, Inc. (United States)*	25,015	5,356,212
Square, Inc., Class A (United States)*	9,315	1,965,092
Twilio, Inc., Class A (United States)*(a)	3,239	1,036,772
Visa, Inc., Class A (United States)(a)	47,966	10,089,648
		27,531,105
Leisure Products — 0.2%
Peloton Interactive, Inc. (United States)*	6,153	715,902
Life Sciences Tools & Services — 0.3%
Illumina, Inc. (United States)*	2,920	940,503
Machinery — 0.2%
Cummins, Inc. (United States)	3,154	729,110
Media — 0.2%
Sirius XM Holdings, Inc. (United States)(a)	96,967	629,316
Oil, Gas & Consumable Fuels — 0.2%
Kinder Morgan, Inc. (United States)	55,080	792,050
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co. (United States)	49,591	3,094,479
Zoetis, Inc. (United States)	10,645	1,707,245
		4,801,724
Professional Services — 0.2%
CoStar Group, Inc. (United States)*	872	794,017
Road & Rail — 1.4%
Uber Technologies, Inc. (United States)*	40,011	1,986,946
Union Pacific Corp. (United States)	15,267	3,115,690
		5,102,636
Semiconductors & Semiconductor Equipment — 4.5%
Broadcom, Inc. (United States)	8,906	3,576,471
Intel Corp. (United States)	93,880	4,539,098
NVIDIA Corp. (United States)	13,028	6,983,790
Skyworks Solutions, Inc. (United States)	3,528	498,048
Xilinx, Inc. (United States)	5,206	757,733
		16,355,140
Software — 17.2%
Adobe Systems, Inc. (United States)*	10,562	5,053,600
ANSYS, Inc. (United States)*	1,827	617,636
Autodesk, Inc. (United States)*	4,926	1,380,413
Cadence Design Systems, Inc. (United States)*	6,093	708,616
Crowdstrike Holdings, Inc., Class A (United States)*	5,079	778,509
Datadog, Inc., Class A (United States)*(a)	5,962	589,761
DocuSign, Inc. (United States)*	4,023	916,761
Intuit, Inc. (United States)	5,636	1,983,985
Microsoft Corp. (United States)	166,748	35,695,744
Palo Alto Networks, Inc. (United States)*	2,162	635,455
Salesforce.com, Inc. (United States)*	20,252	4,977,942
ServiceNow, Inc. (United States)*	4,125	2,205,019
Splunk, Inc. (United States)*	3,445	703,400
Synopsys, Inc. (United States)*	3,211	730,502
VMware, Inc., Class A (United States)*(a)	9,175	1,283,491
Workday, Inc., Class A (United States)*	5,110	1,148,677
Zoom Video Communications, Inc., Class A (United States)*	6,471	3,095,467
		62,504,978
Specialty Retail — 1.8%
Home Depot, Inc. (The) (United States)	24,104	6,686,691
Technology Hardware, Storage & Peripherals — 12.2%
Apple, Inc. (United States)	371,657	44,245,766
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B (United States)	32,144	4,329,797
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc. (United States)*	27,310	3,630,591

Total Common Stocks (Cost $245,425,875)		362,880,768

Rights — 0.0%
Altaba, Inc. - Escrow Shares (United States)*	8,565	125,049
Total Rights (Cost $89,333)		125,049

Investments Purchased with Proceeds from Securities Lending Collateral — 4.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%	16,509,059	16,509,059
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $16,509,059)		16,509,059

Short-Term Investments — 0.1%
U.S. Bank Money Market Deposit Account, 0.03% (United States)(b)	320,458	320,458
Total Short-Term Investments (Cost $320,458)		320,458

Total Investments (Cost $262,344,725) — 104.5%		379,835,334
Liabilities in Excess of Other Assets — (4.5)%		(16,402,107)
NET ASSETS — 100.0%
(Applicable to 10,750,000 shares outstanding)		$363,433,227

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At November 30, 2020, the market value of securities on loan was $16,172,926.
(b)	The rate shown is as of November 30, 2020.

MOTLEY FOOL 100 INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2020
(UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
FOOL 100 FUND
Common Stocks	$362,880,768	$362,880,768	$-	$-	$-
Rights	125,049	125,049	-	-	-
Investments Purchased with Proceeds From Securities Lending Collateral	16,509,059	-	-	-	16,509,059
Short-Term Investments	320,458	320,458	-	-	-
Total Investments*	$379,835,334	$363,326,275	$-	$-	$16,509,059

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had transfers out of Level 3 and into Level 1 of $125,049.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.